TRANSAMERICA FUNDS

Transamerica Bond

Transamerica Capital Growth

Supplement to the Currently Effective Prospectuses and Summary Prospectuses dated March 1, 2016, as applicable

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Transamerica Bond

Effective immediately, the following replaces the information in the Prospectuses and Summary Prospectuses for Transamerica Bond relating to Loomis, Sayles & Company, L.P. under the section entitled “Management.” Transamerica Asset Management, Inc. continues to serve as Transamerica Bond’s investment manager:

Management: Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Loomis, Sayles & Company, L.P.
Portfolio Managers:
Mathew J. Eagan, CFA	Co-Portfolio Manager	since 2007
Daniel J. Fuss, CFA	Co-Portfolio Manager	since 2007
Elaine M. Stokes	Co-Portfolio Manager	since 2007
Brian P. Kennedy	Co-Portfolio Manager	since 2016

The following replaces the information in each Prospectus relating to Transamerica Bond under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Mathew J. Eagan, CFA	Loomis, Sayles & Company, L.P.	Co-Portfolio Manager of the fund since 2007; employee of Loomis, Sayles & Company, L.P. since 1997; Vice President
Daniel J. Fuss, CFA	Loomis, Sayles & Company, L.P.	Co-Portfolio Manager of the fund since 2007; employee of Loomis, Sayles & Company, L.P. since 1976; Vice Chairman
Elaine M. Stokes	Loomis, Sayles & Company, L.P.	Co-Portfolio Manager of the fund since 2007; employee of Loomis, Sayles & Company, L.P. since 1988; Vice President
Brian P. Kennedy	Loomis, Sayles & Company, L.P.	Co-Portfolio Manager of the fund since 2016; employee of Loomis, Sayles & Company, L.P. since 1994; Vice President

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Transamerica Capital Growth

Effective immediately, the following sentence is added to the end of the first paragraph of the “Principal Investment Strategies” section of the Prospectuses and Summary Prospectuses and the “More on Each Fund’s Strategies and Investments – Transamerica Capital Growth” section of the Prospectuses for Transamerica Capital Growth:

The fund typically invests in a relatively small number of companies.

The following risk is added alphabetically to the “Principal Risks” section of the Prospectuses and the Summary Prospectuses for Transamerica Capital Growth:

Focused Investing –To the extent the fund invests in a limited number of countries, regions, sectors or industries, or in a limited number of issuers, the fund will be more susceptible to negative events affecting those countries, regions, sectors, industries or issuers, and the value of its shares may be more volatile than if it invested more widely. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging markets.

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Investors Should Retain this Supplement for Future Reference

July 29, 2016